Combined Carve-out Statement of Cash Flows - Somos - Anglo (Predecessor) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2017
Cash Flows From Financing Activities
Cash and cash equivalents at end of year	R$ 160,967
Somos - Anglo (Predecessor)
Cash Flows From Operating Activities
Loss before income tax and social contribution	(346,346)	R$ (10,609)
Adjustments for:
Depreciation and amortization	37,660	43,245
Impairment (reversal) loss on trade receivable	4,027	(908)
Provision (reversal) for tax, civil and labor losses	150,594	(1,233)
Provision for obsolete inventories	352	4,427
Provision for interest on bonds and financing	89,149	78,259
Interest on provision for risks of tax, civil and labor losses	70,606
Provision for interest on account payable from business combination	386
Share-based payment expense	69,119	5,591
Refund liability and right to returned goods	(22,333)	1,006
Imputed interest on suppliers	357	10,737
Residual value of disposals of property, plant and equipment and intangible assets	5,855	4,273
Cash flows from operating activities before changes in working capital	59,426	134,788
Changes in:
Trade receivables	93,474	1,484
Inventories	(57,391)	58,654
Prepayments	(24,135)	1,645
Taxes recoverable	(8,529)	1,180
Judicial deposits and escrow accounts	(12,652)	(224)
Other receivables	3,239	(1,203)
Suppliers	(57,268)	(37,727)
Salaries and social contributions	22,225	(3,137)
Taxes payable	(59)	(1,798)
Contract liabilities and deferred income	1,400	9,225
Other payables	6,031	7,982
Cash from operating activities	25,761	170,869
Income tax and social contribution paid	(14,683)	(1,505)
Tax, civil and labor proceedings paid	(767)	(5,908)
Payment of interest on bonds and financing	(103,428)	(59,826)
Net cash from operating activities	(93,117)	103,630
Cash Flows From Investing Activities
Acquisition of property, plant and equipment	(8,235)	(8,526)
Additions to intangible assets	(27,587)	(21,606)
Proceeds from sale of property, plant and equipment	25,500
Acquisition of subsidiaries net of cash		1,013
Net cash applied in investing activities	(10,322)	(29,119)
Cash Flows From Financing Activities
Proceeds from bonds	800,049	800,000
Repayments of bonds and financing	(380,664)	(95,000)
Others	11,301	4,303
Parent's net investment (deficit)	(331,969)	(700,917)
Net cash from (applied in) financing activities	98,717	8,386
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,722)	82,897
Cash and cash equivalents at beginning of year /period	165,689	82,792
Cash and cash equivalents at end of year	160,967	165,689
Net (Decrease) Increase In Cash And Cash Equivalents	R$ (4,722)	R$ 82,897